Expense Example {- Energy Portfolio} - 02.28 VIP Energy Portfolio Service 2 PRO-13 - Energy Portfolio - VIP Energy Portfolio-Service 2 VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155